Expense Example, No Redemption - PIMCO Low Duration Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	C-2 1 Year	C-2 3 Years	C-2 5 Years	C-2 10 Years
USD ($)	300	459	633	1,134	112	350	606	1,340	132	412	713	1,568